Future Annual Minimum Payments Due (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Loss Contingencies [Line Items]
Minimum Lease Payments, 2014	$ 228
Minimum Lease Payments, 2015	193
Minimum Lease Payments, 2016	153
Minimum Lease Payments, 2017	115
Minimum Lease Payments, 2018	72
Minimum Lease Payments, Thereafter	143
Minimum Lease Payments, Total	904
Sublease Rental Receipts, 2014	(12)
Sublease Rental Receipts, 2015	(10)
Sublease Rental Receipts, 2016	(9)
Sublease Rental Receipts, 2017	(7)
Sublease Rental Receipts, 2018	(6)
Sublease Rental Receipts, Thereafter	(7)
Sublease Rental Receipts, Total	(51)
Net Lease Commitments, 2014	216
Net Lease Commitments, 2015	183
Net Lease Commitments, 2016	144
Net Lease Commitments, 2017	108
Net Lease Commitments, 2018	66
Net Lease Commitments, Thereafter	136
Net Lease Commitments, Total	$ 853